Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 204
Ending balance	701	204
Change in fair value	(42)	60
Remeasured Assets or Liabilities at Fair Value on a Non-Recurring Basis	No	No
Tribute Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	204
Issuances	99	334
Change in fair value	398	(130)
Ending balance	701	204
Warrent Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	292
Change in fair value	24	60
Ending balance	$ 316	$ 292